Taxation (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Taxation Charge Based on Profits
The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2019 £m	2018 £m	2017 £m
UK current year charge	149	234	199
Rest of World current year charge	1,407	1,426	1,928
Credit in respect of prior periods	(420)	(492)	(508)

Current taxation	1,136	1,168	1,619
Deferred taxation	(183)	(414)	(263)

	953	754	1,356

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge
The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2019 £m	2019%	2018 (revised) £m	2018%	2017 (revised) £m	2017%
Profit before tax	6,221		4,800		3,525
UK statutory rate of taxation	1,182	19.0	912	19.0	679	19.3
Differences in overseas taxation rates	667	10.7	635	13.2	586	16.6
Benefit of intellectual property incentives	(691)	(11.1)	(482)	(10.0)	(410)	(11.6)
R&D credits	(119)	(1.9)	(73)	(1.5)	(75)	(2.1)
Fair value remeasurement of non-taxable put options	(45)	(0.7)	221	4.6	227	6.5
Tax losses where no benefit is recognised	15	0.2	24	0.5	28	0.8
Permanent differences on disposals and acquisitions	68	1.1	(7)	(0.1)	4	0.1
Other permanent differences	119	1.9	53	1.1	162	4.6
Re-assessments of prior year estimates	(364)	(5.9)	(436)	(9.1)	(475)	(13.5)
Changes in tax rates	121	2.0	(93)	(1.9)	629	17.8

Tax charge/tax rate	953	15.3	754	15.7	1,356	38.5

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income
Future tax charges, and therefore our effective tax rate, may be affected by factors such as acquisitions, disposals, restructurings, the location of research and development activity, tax regime reforms and resolution of open matters as we continue to bring our tax affairs up to date around the world.

Tax on items charged to equity and statement of comprehensive income	2019 £m	2018 £m	2017 £m
Current taxation
Share-based payments	1	—	—
Defined benefit plans	16	(2)	26

	17	(2)	26

Deferred taxation
Share-based payments	18	2	(4)
Defined benefit plans	173	(144)	(247)
Fair value movements on cash flow hedges	16	(2)	—
Fair value movements on equity investments	(95)	10	29

	112	(134)	(222)

Total credit/(charge) to equity and statement of comprehensive income	129	(136)	(196)

Summary of Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra-Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total £m
At 1 January 2018	(317)	(1,320)	868	1,017	760	261	74	1,057	2,400
Exchange adjustments	(6)	(4)	—	43	38	2	2	9	84
Credit/(charge) to income statement	(12)	365	(34)	(31)	33	183	(7)	(101)	396
Credit/(charge) to statement of comprehensive income and equity	—	—	—	—	(144)	—	2	8	(134)
Reclassification on disposal	—	—	—	—	7	1	—	(23)	(15)
At 31 December 2018	(335)	(959)	834	1,029	694	447	71	950	2,731
Implementation of IFRS 16	40	—	—	—	—	—	—	—	40

At 31 December 2018, as adjusted	(295)	(959)	834	1,029	694	447	71	950	2,771
Exchange adjustments	17	88	—	(8)	(40)	(8)	(1)	55	103
Credit/(charge) to income statement	35	(204)	(77)	59	9	225	(7)	143	183
Credit/(charge) to statement of comprehensive income and equity	—	—	—	—	186	—	18	(92)	112
Acquisitions and disposals	1	(3,117)	—	40	15	278	—	(60)	(2,843)
R&D credits utilisation	—	—	—	—	—	—	—	(40)	(40)
At 31 December 201 9	(242)	(4,192)	757	1,120	864	942	81	956	286

Summary of Net Temporary Differences Include Accrued Expenses	Deferred tax asset and liabilities are recognised on the balance sheet as follows:

	2019 £m	2018 £m
Deferred tax assets	4,096	3,887
Deferred tax liabilities	(3,810)	(1,156)

	286	2,731

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deferred tax assets are recognised on US foreign tax credits only where it is probable that future taxable profits will be available. The net amount of foreign tax credits on which deferred tax has not been provided was £93 million (2018 – £114 million).

	2019		2018
Unrecognised tax losses	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses expiring:
Within 10 years	556	117	678	148
More than 10 years	838	108	957	93
Available indefinitely	159	27	89	15

At 31 December	1,553	252	1,724	256

Capital losses expiring:
Available indefinitely	2,148	355	2,042	399

At 31 December	2,148	355	2,042	399